                                  Pearl Mutual

                                     Funds

                               Semi-Annual Report






                                        Pearl
                                             Funds

www.pearlfunds.com
2610 Park Avenue   PO Box 209   Muscatine IA 52761
866-747-9030 (toll-free) or 563-288-2773
Fax: 563-288-4101
E-mail: info@pearlfunds.com

Pearl Mutual Funds

2002 Semi-Annual Report
--------------------------------------------------------------------------------

                                                                       Page
         Letter from the Investment Management Team................       1

         Performance Review........................................   2 - 3

         Investment Strategy.......................................   3 - 4

         Pearl Total Return Fund Overview..........................   5 - 7

         Pearl Aggressive Growth Fund Overview.....................  8 - 10

         General Information.......................................      11

         Pearl Total Return Fund Financial Statements.............. 12 - 17

         Pearl Aggressive Growth Fund Financial Statements......... 18 - 23


Pearl Mutual Funds                                               PEARL ........
2510 Park Avenue                                                          FUNDS
PO Box 209
Muscatine, IA 52761
E-mail: info@pearlfunds.com  866-747-9030 (Toll-Free)  563-288-2773
Fax: 563-288-4101  www.pearlfunds.com
                                                                 August 23, 2002
Dear Fellow Shareholders:

Although the first half of 2002 was a very difficult period for the stock markets, we believe you will be encouraged by this report.

Bad News and Good News. Stock markets continued their bear market decline that began in March 2000. Ongoing concerns about the strength of the economic recovery and the integrity of corporate accounting resulted in a very difficult first six months of 2002. However, in the midst of the general decline, we believe there are reasons to be encouraged:

       . Pearl Total Return Fund had a positive total return of + 1.12% and outperformed all five of its comparison indexes during the first six months of 2002. This follows two years (both 2000 and 2001) when the Fund had positive returns while most stock indexes were down.

       . Pearl Aggressive Growth Fund had a small loss of - 1.82% and also outperformed all five of its comparison indexes in the first half of 2002. This Fund has now completed its first year of operation.

       . Both Funds outperformed all five of their comparison indexes on a risk-adjusted basis. See their performance information on pages 5-10.

Please see the performance figures, financial statements, notes, and other information in this report and in the Prospectus. Past performance does not guarantee future results.

As of August 22, 2002, year-to-date total returns were - 5.95%* for Pearl Total Return Fund and - 11.21%* for Pearl Aggressive Growth Fund. In spite of the deep market decline since June 30, both Funds continue to outperform their comparison indexes by a wide margin.

Thank you for your confidence in Pearl Mutual Funds.

You are invited to visit our Website at www.pearlfunds.com. Please call, write, fax, or e-mail us if you have any question.

Sincerely,

YOUR INVESTMENT MANAGEMENT TEAM:

/s/ Kevin J. Burns        /s/ Robert H. Solt            /s/ David M. Stanley
----------------------    -------------------------     ------------------------
Kevin J. Burns            Robert H. Solt                David M. Stanley
Vice President of         Executive Vice President,     Chairman and
Investment Management     Secretary, and Treasurer      President

*Not annualized.


Chairman & President
DAVID M. STANLEY

Executive Vice
President
ROBERT H. SOLT

Vice President of
Investment
Management
KEVIN J. BURNS

Trustees
JOHN W. AXEL
JEFFREY R. BOEYINK
DOUGLAS B. CODER
DR. DAVID N. DEJONG
DAVID L. EVANS
DAVID M. STANLEY

Staff
KAREN M. BROOKHART
PEGGY A. CHERRIER
KAREN J. GRELL
RENATA R. LAMAR
                                       1

Pearl Mutual Funds

Performance Review as of June 30, 2002

First Half 2002 Performance. Total Return of Pearl Total Return Fund, Pearl Aggressive Growth Fund, and each Fund's Comparison Indexes: *

---------------------------------------------------     ---------------------------------------------------
For six months ended 6-30-02:                           For six months ended 6-30-02:
---------------------------------------------------     ---------------------------------------------------
Pearl Total Return Fund                 + 1.12%         Pearl Aggressive Growth Fund               - 1.82%
---------------------------------------------------     ---------------------------------------------------
Wilshire 5000 Index                    - 11.77%         Wilshire 5000 Index                       - 11.77%
---------------------------------------------------     ---------------------------------------------------
MSCI World Index                        - 8.82%         MSCI World Index                           - 8.82%
---------------------------------------------------     ---------------------------------------------------
Value Line (Geometric) Index           - 12.23%         Value Line (Geometric) Index              - 12.23%
---------------------------------------------------     ---------------------------------------------------
All Equity Funds Average (Lipper)      - 10.19%         Standard & Poor's 500 Index               - 13.16%
---------------------------------------------------     ---------------------------------------------------
All Long-Term Taxable Funds Avg.        - 7.67%         All Equity Funds Average (Lipper)         - 10.19%
---------------------------------------------------     ---------------------------------------------------

     * Not annualized. All total returns include dividends reinvested, except Value Line Index. However, the total returns do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on the sale of the stocks. See Page 11 for a description of each index.


We are very pleased both Funds outperformed all five of their benchmark indexes in the first half of 2002. The performance of both Funds was welcome in a period that was very difficult for most stocks. Past performance does not predict future performance.

First Half Performance Factors. We believe Pearl Total Return Fund's and Pearl Aggressive Growth Fund's comparative performance and total return during the first six months of 2002 were affected by many factors, including the Funds' investment strategy and decisions by the Funds' Manager, Pearl Management Company. These factors include:

       . Most U.S. stocks declined during the first six months of 2002, with major declines in some market sectors. The U.S. stock market continued to show a marked divergence that was similar to the previous two years as most perceived "value" stocks continued to strongly outperform most "growth" stocks. Overall, international stocks also declined slightly during the first half of the year, but they soundly outperformed U.S. stocks. High yield bonds had a poor six months, but they also performed better than most U.S. stocks. These performance trends affected both Funds.

       . During the first half of 2002, a majority of Total Return Fund's mutual fund investments were in relatively conservative funds with below-average risk records and a "value" emphasis. This resulted in lower risk and helped the Fund's comparative performance.

       . During the first half of 2002, Total Return Fund steadily increased its significant investment in international equity funds. As a group, foreign stock markets had a relatively good six months. International funds using a value style of investing performed much better overall than funds with a growth style of investing. This Fund's international stock funds were strong positive contributors.

       . Aggressive Growth Fund was more growth-oriented in its fund holdings than Total Return Fund, but it also held some value-oriented funds which helped its performance. This Fund also steadily increased its investment in international equity funds, and these funds were strong positive contributors during the first half of the year.

       . Pearl Management Company, the Funds' Manager, continues to use and develop a proprietary method of compiling and evaluating data on a large number of mutual funds and on the global stock markets. We believe this helps Pearl Management Company's allocation decisions and selection of mutual funds.

Investment Strategy

Pearl Total Return Fund is a fund of funds that seeks long-term total return by being primarily invested (80% or more of net assets) in equity mutual funds, except when Pearl Management Company believes a lower percentage is justified by high risks affecting stock markets.

Pearl Aggressive Growth Fund is a fund of funds that seeks long-term aggressive growth of capital by being fully invested (95% or more) in equity mutual funds.

"Equity mutual funds" means funds whose objective is growth or capital appreciation, including funds that invest in U.S. or foreign securities or both.

No-Load Investing. Both Funds are completely no-load - no sales charge, no redemption fee, no distribution fee (12b-1 fee). The Funds can invest only in no-load (no sales charge and no redemption fee), low-load (2% or lower), or load-waived (due to large purchases) mutual funds. (The Funds also can invest in closed-end funds but have not yet done so.) The Funds seek to avoid sales charges completely. However, some of the mutual funds in which the Funds may invest may impose a 12b-1 fee. During the first half of 2002 the Funds did not pay any sales charge or any redemption fee. All of the Funds' investments in 2002 to date were made on a no-load basis.

Another benefit to shareholders of Pearl Mutual Funds is that both Funds have access to some mutual funds that are closed to new investors. As of June 30, 2002, Total Return Fund held six funds (comprising 34% of its total assets) that no longer are open to new investors. Aggressive Growth Fund held five closed funds (comprising 52% of its total assets) as of June 30, 2002.

Current Investments. On June 30, 2002, 93.2% of Total Return Fund's total assets were invested in a diversified group of equity mutual funds, 5.8% in a high-yield bond fund, 0.3% in a high-quality bond fund, and 0.7% in cash. This Fund was 91-94% invested in equity funds during the first half of 2002. On June 30, 2002, 99.8% of Aggressive Growth Fund's total assets were invested in a diversified group of equity mutual funds, with only 0.2% in cash. In keeping with its investment strategy, this Fund was fully invested in equity funds at all times.

Mid-year investments of both Funds are listed in the attached financial statements. Portfolio investments are subject to change.

We still see many risks in the U.S. stock market, including what we believe to be continued overvaluation in some areas (primarily in technology and other growth-style sectors), the strength of economic recovery in the U.S. and abroad, timing and strength of corporate earnings recovery, potential for a major shock (such as war, terrorist attack, or another major accounting scandal), and potential panic and capitulation by investors if the bear market continues longer or goes much deeper. However, stock valuations have improved after the sharp declines during the past two years. We believe that the Federal Reserve Board's strong reductions of interest rates last year are very positive for stocks. Although always difficult to judge, we believe the reward/risk ratio is somewhat positive for the short-to-intermediate term. We also believe the near-term outlook favors value-oriented funds and small-to-mid-cap funds. Their outperformance during the past two years (after several years of underperformance) is likely to continue.

Compared to the U.S., we believe the important factors of valuation and momentum still look favorable for international markets as a whole. Economic difficulty is also a concern outside the U.S., but we believe foreign stocks overall, especially foreign small-cap and mid-cap stocks, still appear to offer a better reward/risk ratio than U.S. stocks.

Weighing these factors, Pearl Total Return Fund is nearly fully invested in equity mutual funds. A majority of this Fund's investments are in fairly conservative equity funds that emphasize value, and in equity funds that hold mostly small-to-mid-cap stocks rather than large-caps. This Fund has a significant investment in international stock funds.

Pearl Aggressive Growth Fund continues to be fully invested in equity mutual funds. In comparison with Total Return Fund, Aggressive Growth Fund's portfolio as a whole is more volatile, includes more growth-oriented funds but some value-oriented funds, has a similar emphasis on small-to-mid-cap stocks, and also has a significant investment in foreign stock funds.

A more precise way to measure each Fund's asset allocation is its investment portfolio asset breakdown, which counts each Fund's indirect investments through the mutual funds held in its portfolio, using the most recent information on the portfolio assets of those mutual funds. Using this method, on June 30, 2002 each Fund's investment portfolio asset breakdown was:


                                     Total Return Fund    Aggressive Growth Fund
                                     -----------------    ----------------------
                                          (as a percentage of total assets)


             U.S. Stocks               46.0%                            49.6%
             Foreign Stocks            39.1%                            42.3%
             Bonds                      6.0%                             0.5%
             Cash                       8.9%                             7.6%

For example, Pearl Total Return Fund's direct cash position was 0.7%, but the percentage increases to 8.9% when the varying amounts of cash held by the mutual funds in the Fund's portfolio are added. The Funds' asset allocations and portfolio holdings will vary with changes in the portfolio investments.

We diligently seek to select the best mutual funds in view of changing market conditions. With this goal in mind, we have made several portfolio changes during 2002 to date. Taking into account the opportunities and the risks, we believe each Fund's current portfolio mix is appropriate for the current market environment. However, portfolio holdings are subject to change.

Top 5 Fund Holdings as of June 30, 2002 (as a percentage of total assets):

Pearl Total Return Fund:                               Pearl Aggressive Growth Fund:
First Eagle SoGen Overseas, Institutional     17.41%   Bogle Small Cap Growth, Institutional    13.12%
Oakmark International, Class I                13.24%   Dreyfus Emerging Markets                 12.64%
Wasatch Core Growth                           10.35%   Wasatch Micro Cap                        12.34%
Oakmark Select, Class I                       10.25%   Wasatch Small Cap Value                  11.54%
William Blair International Growth, Class I    8.76%   Driehaus International Discovery         11.15%

                            Pearl Total Return Fund

Total Return. Pearl Total Return Fund had a + 1.12% total return for the six months ended June 30, 2002. We believe this small gain is encouraging because the first half of 2002 was a difficult period for so many stocks and mutual funds.

This Fund's total return was + 3.13% in 2001, + 1.56% in 2000, + 26.99% in 1999,
+ 4.60% in 1998, + 14.75% in 1997, + 14.19% in 1996, and + 21.13% in 1995.

Performance is historical and does not guarantee future results. See page 11 for important information on performance.

Total return means total growth of the investment, with all dividends and distributions (including capital gains) reinvested.

Net Asset Value.  At the close of June 30, 2002:

NAV (net asset value) per share              $10.87


Net Assets of Total Return Fund were reduced from $46,807,185 at December 31, 2001 to $45,781,374 at June 30, 2002. This was due to a combination of some shareholder redemptions and shareholder exchanges from Total Return Fund into Aggressive Growth Fund.


Fund Expenses and Expense Limit. Total Return Fund's total expenses (annualized) were 0.96% of the Fund's average net assets during the first half of 2002. We believe the Fund's expense ratio is one of the lowest for all funds of its type (independent fund of funds) in the U.S.

Pearl Management Company, the Funds' Manager, has contractually agreed to reimburse each Fund for all ordinary operating expenses (including management and administrative fees) exceeding the following expense ratios: 0.98% of a Fund's average net assets up to $100 million and 0.78% in excess of $100 million. When the Manager has reimbursed a Fund for expenses in excess of these limits, the Manager may recover the reimbursed amounts, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limits. These expense limits will continue at least through December 31, 2007.

The Manager's reimbursement of expenses that exceed the expense limit lowers the expense ratio and increases the overall return to investors.

                            Pearl Total Return Fund

10-Year Performance. Pearl Total Return Fund's 10-year performance record is summarized in this graph:

             Comparison of change in value of $10,000 investment in
               Pearl Total Return Fund and its comparison indexes *
     (as of 6-30 each year) (with dividends reinvested, except for Value Line
                                     Index)

          Pearl Total Return Fund
        Average Annual Total Return
      1 Year      5 Years    10 Years

       -0.71%       +7.43%     +10.38%

                                                                                          Mid
 Pearl      Wilshire     MSCI           Value          All Equity       All Long-Term     Year
 Total        5000      World      Line (Geometric)   Funds Average     Taxable Funds     End
Return       Index      Index           Index            (Lipper)      Average (Lipper)  (6-30)
  $10,000    $10,000    $10,000         $10,000          $10,000            $10,000       1992
  $11,705    $11,615    $11,675         $11,296          $11,800            $11,900       1993
  $11,924    $11,753    $12,871         $11,159          $12,154            $12,376       1994
  $13,302    $14,659    $14,244         $12,628          $14,463            $15,012       1995
  $15,643    $18,502    $16,870         $14,381          $17,694            $17,461       1996
  $18,762    $23,927    $20,627         $17,044          $21,180            $20,342       1997
  $21,069    $30,832    $24,140         $19,350          $24,317            $23,063       1998
  $21,894    $36,872    $27,923         $18,906          $27,644            $25,443       1999
  $24,852    $40,383    $31,327         $16,556          $33,533            $29,494       2000
  $27,043    $34,188    $24,967         $16,234          $29,120            $27,291       2001
  $26,851    $28,506    $21,167         $13,167          $24,671            $24,447       2002

     * The total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.

Total Return Fund's average annual total return was + 10.38% during the last 10 years and + 7.43% over the last five years. The value of an investment in Total Return Fund grew 169% during the last 10 years and grew 43% during the last five years. We believe these are outstanding rates of total return, but we seek to continue improving them.

Performance is historical and does not guarantee future results. See page 11.

Performance of Pearl Total Return Fund and Comparison Indexes through 6-30-02:

----------------------------------------------------------------------------------------
Average Annual Total Returns for years ended 6-30-02        1 year    5 years   10 years
with dividends reinvested (except for Value Line Index):
----------------------------------------------------------------------------------------
Pearl Total Return Fund                                      - 0.71%  + 7.43%   + 10.38%
----------------------------------------------------------------------------------------
Wilshire 5000 Index                                         - 16.62%  + 3.56%   + 11.04%
----------------------------------------------------------------------------------------
MSCI World Index                                            - 15.22%  + 0.52%    + 7.79%
----------------------------------------------------------------------------------------
Value Line (Geometric) Index                                - 18.89%  - 5.03%    + 2.79%
----------------------------------------------------------------------------------------
All Equity Funds Average (Lipper)                           - 15.28%  + 2.48%    + 9.45%
----------------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)                - 10.42%  + 2.70%    + 9.35%
----------------------------------------------------------------------------------------
See Page 11 for a description of each index.

                            Pearl Total Return Fund

Risk-Adjusted Total Return. This Fund seeks to outperform its five benchmark indexes on a long-term risk-adjusted total return basis. Two factors should be considered together in assessing a mutual fund's performance: its total return and its risk. Therefore, we measure your Fund's total return in relation to the risk (volatility) it incurred, and then we compare this risk-adjusted return with the Fund's five comparison indexes.

Standard deviation is the conventional statistical measure used to determine the volatility (variability) -- and therefore the risk -- of a mutual fund or an index. The higher the standard deviation, the greater the volatility risk. A low standard deviation is desirable.

Standard Deviations of Pearl Total Return Fund and Comparison Indexes through 6-30-02:

--------------------------------------------------------------------------------
       Annualized Standard Deviations:         1 year    3 years     5 years
--------------------------------------------------------------------------------
Pearl Total Return Fund                        16.77%     14.98%      15.32%
--------------------------------------------------------------------------------
Wilshire 5000 Index                            15.72%     17.77%      20.06%
--------------------------------------------------------------------------------
MSCI World Index                               14.20%     14.88%      16.95%
--------------------------------------------------------------------------------
Value Line (Geometric) Index                   22.03%     16.12%      17.97%
--------------------------------------------------------------------------------
All Equity Funds Average (Lipper)              16.62%     18.05%      20.55%
--------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)   12.69%     13.36%      14.62%
--------------------------------------------------------------------------------

           See page 11 for a description of each index.

The Sharpe ratio is a conventional measure that combines total return and standard deviation to produce a risk-adjusted performance figure. It is a ratio of reward (total return in excess of the 90-day Treasury bill return) to the volatility risk (standard deviation). The higher the number, the better the risk-adjusted return. A high Sharpe ratio is desirable.

Sharpe Ratios of Pearl Total Return Fund and Comparison Indexes through 6-30-02:

--------------------------------------------------------------------------------
                Sharpe Ratios:                 1 year    3 years     5 years
--------------------------------------------------------------------------------
Pearl Total Return Fund                        - 0.18     + 0.19      + 0.22
--------------------------------------------------------------------------------
Wilshire 5000 Index                            - 1.23     - 0.83      - 0.07
--------------------------------------------------------------------------------
MSCI World Index                               - 1.26     - 1.04      - 0.31
--------------------------------------------------------------------------------
Value Line (Geometric) Index                   - 0.98     - 1.14      - 0.72
--------------------------------------------------------------------------------
All Equity Funds Average (Lipper)              - 1.08     - 0.52      - 0.13
--------------------------------------------------------------------------------
All Long-Term Taxable Funds Average (Lipper)   - 1.02     - 0.50      - 0.17
--------------------------------------------------------------------------------

            See page 11 for a description of each index.

Since neither Total Return Fund nor any of the comparison indexes performed better than Treasury bills during the difficult 12 months through June 30, 2002, all of the Sharpe ratios were negative for that time period. However, we are very pleased that this Fund's risk-adjusted performance was the best in the group over the past one year, three years, and five years through June 30, 2002. Total Return Fund had a positive Sharpe ratio for the 3-year and 5-year periods, in contrast to all five benchmark indexes.

                          Pearl Aggressive Growth Fund

Total Return. Pearl Aggressive Growth Fund had a - 1.82% total return for the six months ended June 30, 2002. We are encouraged by this small loss in the difficult market environment of the first half of the year when all the benchmark indexes lost considerably more (see table below).

Performance is historical and does not guarantee future results. See page 11.

Total return means total growth of the investment, with all dividends and distributions (including capital gains) reinvested.

Net Asset Value.  At the close of June 30, 2002:

NAV (net asset value) per share              $9.72

Net Assets of Aggressive Growth Fund increased from $15,845,634 at December 31, 2001 to $17,253,887 at June 30, 2002. This growth came from new investments by shareholders and from Total Return Fund shareholders who exchanged some of their Total Return Fund shares into Aggressive Growth Fund shares.

Performance of Pearl Aggressive Growth Fund and Comparison Indexes through 6-30-02:

         -------------------------------------------------------------------------------
         Total Returns for periods ended 6-30-02:             6 Months     From 7-2-01
         with dividends reinvested (except Value Line Index)               (inception)
         -------------------------------------------------------------------------------
         Pearl Aggressive Growth Fund                            - 1.82%        - 1.23%
         -------------------------------------------------------------------------------
         Wilshire 5000 Index                                    - 11.77%       - 16.62%
         -------------------------------------------------------------------------------
         MSCI World Index                                        - 8.82%       - 15.22%
         -------------------------------------------------------------------------------
         Value Line (Geometric) Index                           - 12.23%       - 18.89%
         -------------------------------------------------------------------------------
         Standard & Poor's 500 Index                            - 13.16%       - 17.99%
         -------------------------------------------------------------------------------
         All Equity Funds Average (Lipper)                      - 10.19%       - 15.28%
         -------------------------------------------------------------------------------

         See page 11 for a description of each index.

We are very encouraged that Pearl Aggressive Growth Fund strongly outperformed all five of its comparison indexes during the first half of 2002 and also the year since its inception on July 2, 2001. It was not an ideal time to begin an aggressive growth fund, but we are pleased with the Fund's comparative performance.

1-Year Performance. Pearl Aggressive Growth Fund's 1-year performance record is summarized in this graph:

             Comparison of change in value of $10,000 investment in
            Pearl Aggressive Growth Fund and its comparison indexes *
    (From 7-2-01 inception) (with dividends reinvested, except for Value Line Index)


                          Pearl Aggressive Growth Fund
                          Average Annual Total Return
                             From 7-2-01 (inception)
                                     -1.23%
                                                                                    Mid
   Pearl      Wilshire    MSCI           Value         Standard    All Equity       Year
Aggressive     5000       World     Line (Geometric)   & Poor's   Funds Average     End
Growth Fund    Index      Index          Index        500 Growth    (Lipper)      (6-30)
   $10,000      $10,000    $10,000       $10,000       $10,000     $10,000         2001
   $ 9,877      $ 8,338    $ 8,478       $ 8,111       $ 8,201     $ 8,472         2002



              Past performance does not predict future performance

     * The total returns in this report, including the graph and tables, do not reflect the deduction of taxes that a shareholder would pay on fund dividends or on redemption of fund shares. Likewise, the total returns on indexes do not reflect the deduction of taxes that an investor in stocks would pay on dividends or on sale of stocks.

Performance is historical and does not guarantee future results. See page 11.

Fund Expenses and Expense Limit. Aggressive Growth Fund's total expenses (annualized) were 0.97% of the Fund's average net assets during the first half of 2002. We believe this 0.97% expense ratio is one of the lowest for all funds of its type (independent fund of funds) in the U.S.

Pearl Management Company, the Funds' Manager, has contractually agreed to reimburse each Fund for all ordinary operating expenses (including management and administrative fees) exceeding the following expense ratios: 0.98% of a Fund's average net assets up to $100 million and 0.78% in excess of $100 million. When the Manager has reimbursed a Fund for expenses in excess of these limits, the Manager may recover the reimbursed amounts, for a period that does not exceed five years, to the extent this can be done without exceeding the expense limits. These expense limits will continue at least through December 31, 2007.

The Manager's reimbursement of expenses that exceed the expense limit lowers the expense ratio and increases the overall return to investors.

Risk-Adjusted Total Return. Even though Aggressive Growth Fund is not as focused as Total Return Fund on the potential riskiness of its portfolio, we measure Aggressive Growth Fund's total return in relation to the risk (volatility) it incurred. Then we compare this risk-adjusted return with the Fund's five benchmark indexes.

Standard deviation is the conventional statistical measure used to determine the volatility (variability) -- and therefore the risk -- of a mutual fund or an index. The higher the standard deviation, the greater the volatility risk. A low standard deviation is desirable.

Standard Deviations of Pearl Aggressive Growth Fund and Comparison Indexes through 6-30-02:

             ------------------------------------------------------------------
                     Annualized Standard Deviations:                  1 Year
             ------------------------------------------------------------------
             Pearl Aggressive Growth Fund                              17.89%
             ------------------------------------------------------------------
             Wilshire 5000 Index                                       15.72%
             ------------------------------------------------------------------
             MSCI World Index                                          14.20%
             ------------------------------------------------------------------
             Value Line (Geometric) Index                              22.03%
             ------------------------------------------------------------------
             Standard & Poor's 500 Index                               14.49%
             ------------------------------------------------------------------
             All Equity Funds Average (Lipper)                         16.62%
             ------------------------------------------------------------------

                  See page 11 for a description of each index.

The Sharpe ratio is a conventional measure that combines total return and standard deviation to produce a risk-adjusted performance figure. It is a ratio of reward (total return in excess of the 90-day Treasury bill return) to the volatility risk (standard deviation). The higher the number, the better the risk-adjusted return. A high Sharpe ratio is desirable.

Sharpe Ratios of Pearl Aggressive Growth Fund and Comparison Indexes through 6-30-02:

             -----------------------------------------------------------------
                           Sharpe Ratios:                         1 Year
             -----------------------------------------------------------------
             Pearl Aggressive Growth Fund                         - 0.20
             -----------------------------------------------------------------
             Wilshire 5000 Index                                  - 1.23
             -----------------------------------------------------------------
             MSCI World Index                                     - 1.26
             -----------------------------------------------------------------
             Value Line (Geometric) Index                         - 0.98
             -----------------------------------------------------------------
             Standard & Poor's 500 Index                          - 1.43
             -----------------------------------------------------------------
             All Equity Funds Average (Lipper)                    - 1.08
             -----------------------------------------------------------------

                  See page 11 for a description of each index.

Since neither Aggressive Growth Fund nor any of the comparison indexes performed better than Treasury bills in the difficult market during the past 12 months, all of the Sharpe ratios were negative. However, we are pleased that this Fund's risk-adjusted performance was the best in the group.

General Information

This report, including the financial statements, is provided for the general information of the shareholders of Pearl Mutual Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please read the Prospectus carefully before you invest or send money. For more information on either Fund, including fees and expenses, please call (toll-free) 866-747-9030 or visit our Website at www.pearlfunds.com.

Shares of the Funds are available to persons residing in certain states. Please call 866-747-9030 (toll-free) to determine whether you are eligible to purchase Fund shares. This report is not an offer or a solicitation of an offer to buy any of the Pearl Mutual Funds, nor shall any of the Pearl Mutual Funds be offered or sold to any person, in any jurisdiction in which the offer, solicitation, purchase, or sale would be unlawful under the securities law of that jurisdiction.

Performance is historical and does not guarantee future results. Investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost. Performance changes over time and may be materially different by the time you receive this report. For recent performance information, go to www.pearlfunds.com.

All investments involve risks. Even though Pearl Total Return Fund and Pearl Aggressive Growth Fund each invest in many mutual funds, that investment strategy cannot eliminate risk.

From July 1, 1972 through July 1, 2001, Pearl Total Return Fund's shares were not registered under the Securities Act of 1933 and sales were made only on a private basis. The Fund began offering its shares to the public pursuant to an effective registration statement on July 2, 2001.

All total returns for the six months ended June 30, 2002 are not annualized.

Description of Indexes: The Wilshire 5000 index is an unmanaged index that is market-capitalization weighted, includes all publicly-traded U.S. common stocks with readily available price data, and is generally representative of the performance of the average dollar invested in U.S. common stocks. The MSCI World Index is an unmanaged index that is market-capitalization weighted and is generally representative of the performance of the global (including U.S. and international) market for common stocks. The Value Line (Geometric) Index is an unmanaged index that equally weights a broad range of publicly-traded U.S. common stocks included in The Value Line Investment Survey and is generally representative of the performance of the average U.S. common stock. The Standard & Poor's (S & P) 500 Index is an unmanaged index of 500 stocks that is market-capitalization weighted and is generally representative of the performance of larger companies in the U.S. The All Equity Funds Average (Lipper) is an unmanaged and unweighted average of the total return performance of all equity-oriented mutual funds as classified and calculated by Lipper Inc. The All Long-Term Taxable Funds Average (Lipper) is an unmanaged and unweighted average of the total return performance of all long-term taxable mutual funds as classified and calculated by Lipper Inc.

The holdings of each of the Pearl Mutual Funds are not identical to the Wilshire 5000 Index, MSCI World Index, Value Line (Geometric) Index, S & P 500 Index, All Equity Funds Average (Lipper), All Long-Term Taxable Funds Average (Lipper), or any other market index. Therefore, the performance of each Fund will not mirror the returns of any particular index. It is not possible to invest directly in an index.

                             PEARL TOTAL RETURN FUND
                             STATEMENT OF NET ASSETS
                                  June 30, 2002

ASSETS:

  INVESTMENTS in mutual funds, all common                                                   % of
  stocks of unaffiliated issuers:                                              Shares        net          Market
                                                                                owned      assets          value
                                                                               -------     ------      -------------
   Equity mutual funds:
     Artisan Mid Cap Fund ................................................      72,870       3.52%        $1,612,605
     Berger Small Cap Value Fund, Institutional ..........................      38,206       2.38%         1,088,114
     DLB Small Company Opportunities Fund ................................     134,499       4.21%         1,928,715
     First Eagle SoGen Overseas Fund, Institutional ......................     581,464      17.43%         7,977,688
     Meridian Value Fund .................................................     112,226       7.44%         3,404,940
     N/I Numeric Small Cap Value Fund ....................................     190,571       7.83%         3,582,728
     Oakmark International Fund, Class I .................................     384,152      13.25%         6,065,766
     Oakmark Select Fund, Class I ........................................     182,886      10.25%         4,694,684
     Tweedy Browne Global Value Fund .....................................     189,418       7.71%         3,530,746
     Wasatch Core Growth Fund ............................................     137,161      10.36%         4,744,409
     William Blair International Growth Fund, Class I ....................     254,735       8.77%         4,014,623
     American Century International Discovery Fund, Institutional.........       7,776       0.18%            82,893
                                                                                           ------      -------------

                  TOTAL EQUITY MUTUAL FUNDS                                                 93.33%        42,727,911
                                                                                           ------      -------------

   Income mutual funds:
     PIMCO Total Return Fund, Institutional ..............................      12,460       0.29%           132,451
     Pioneer High Yield A ................................................     256,612       5.79%         2,650,803
                                                                                           ------      -------------

                  TOTAL INCOME MUTUAL FUNDS...............................                   6.08%         2,783,254
                                                                                           ------      -------------

   Money market mutual fund:
     Vanguard Money Market Prime .........................................      10,782       0.02%            10,782
                                                                                           ------      -------------

     TOTAL INVESTMENTS (cost $45,126,723, including
     reinvested dividends and distributions) .............................                  99.43%        45,521,947

  Cash ...................................................................                   0.65%           298,988
  Accrued interest on bank account .......................................                   0.00%               513
                                                                                           ------      -------------

                  TOTAL ASSETS                                                             100.08%        45,821,448
                                                                                           ------      -------------
LIABILITIES:

  Investment manager's fees payable (Note 5, pages 15 and 16) ............                   0.07%            33,249
  Payable to manager for expenses (Note 5, pages 15 and 16) ..............                   0.01%             6,205
  Other liabilities ......................................................                   0.00%               620
                                                                                           ------      -------------

                  TOTAL LIABILITIES                                                          0.08%            40,074
                                                                                           ------      -------------

NET ASSETS, applicable to 4,210,220 outstanding shares of
 beneficial interest (no par value); unlimited shares authorized .........                 100.00%     $  45,781,374
                                                                                           ======      =============

    NET ASSET VALUE -- OFFERING AND
        REDEMPTION PRICE PER SHARE .......................................                                     10.87
                                                                                                       =============

NET ASSETS CONSIST OF:
   Capital................................................................                             $  44,617,491
   Accumulated undistributed net investment income (loss) ................                                   (73,886)
   Accumulated net realized gains ........................................                                   842,545
   Net unrealized appreciation in value of investments ...................                                   395,224
                                                                                                       -------------
                  TOTAL NET ASSETS                                                                     $  45,781,374
                                                                                                       =============

                       See notes to financial statements.

                             PEARL TOTAL RETURN FUND
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002

INVESTMENT INCOME (LOSS):

   Income:
     Dividends .............................................................  $ 147,806
     Interest on bank account ..............................................      2,336
                                                                              ---------

                 TOTAL INVESTMENT INCOME ...................................    150,142

   Expenses, current year (Note 5, pages 15 and 16):
     Auditors' services ....................................................     23,602
     Custodian fees ........................................................      2,341
     Data processing .......................................................      1,549
     Trustees' fees (Note 6, page 16) ......................................     14,614
     Registration fees .....................................................      4,504
     Insurance .............................................................     17,903
     Investment management and
       administrative services fees (Note 5, pages 15 and 16) ..............    194,582
     Legal services ........................................................     40,406
     Meetings ..............................................................      1,450
     Other .................................................................        631
                                                                              ---------

          TOTAL EXPENSES BEFORE REIMBURSEMENT ..............................    301,582

    Expenses reimbursed by investment manager (Note 5, pages 15 and 16) ....    (77,490)
                                                                              ---------

             TOTAL EXPENSES ................................................    224,092
                                                                              ---------

             NET INVESTMENT INCOME (LOSS) ..................................    (73,950)
                                                                              ---------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

 Net realized gains on investments (securities of unaffiliated issuers) ....    888,650

 Change in net unrealized appreciation of investments ......................   (301,234)
                                                                              ---------

  NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .........................    587,416
                                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................  $ 513,466
                                                                              =========

                       See notes to financial statements.

                             PEARL TOTAL RETURN FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Six Months Ended         Year Ended
INCREASE (DECREASE) IN NET ASSETS:                                                 June 30, 2002       December 31, 2001
                                                                                ------------------    -------------------
FROM OPERATIONS:

 Net investment income (loss) ..............................................             ($73,950)    $          516,092

 Net realized gains (losses) on investments ................................              888,650                (46,661)

 Change in net unrealized appreciation (depreciation) of investments .......             (301,234)             1,410,686
                                                                                -----------------     ------------------

    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................................              513,466              1,880,117
                                                                                -----------------     ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 7, page 16):

 Dividends from net investment income ......................................                    0               (516,092)

      DECREASE IN NET ASSETS DUE TO DISTRIBUTIONS ..........................                    0               (516,092)
                                                                                -----------------     ------------------

FROM CAPITAL SHARES TRANSACTIONS:

 Proceeds received for shares sold (88,697 and 263,778 shares) .............            1,011,757              2,862,704

 Net asset value of shares (0 and 48,019 shares) issued
  in reinvestment of distributions .........................................                    0                516,209

 Paid on redemption of shares (231,818 and 1,545,071 shares),
  including exchanges into Pearl Aggressive Growth Fund ....................           (2,551,034)           (16,810,394)
                                                                                -----------------     ------------------

      DECREASE IN NET ASSETS FROM CAPITAL
       SHARES TRANSACTIONS:
         (net decrease of 143,121 and 1,233,274 shares) ....................           (1,539,277)           (13,431,481)
                                                                                -----------------     ------------------

TOTAL DECREASE IN NET ASSETS ...............................................           (1,025,811)           (12,067,456)

NET ASSETS:

 Beginning of period .......................................................           46,807,185             58,874,641
                                                                                -----------------     ------------------

 End of period (including accumulated undistributed net investment
  income (loss), ($73,886) and $64, respectively) ..........................    $      45,781,374     $       46,807,185
                                                                                =================     ==================

                       See notes to financial statements.

                             PEARL TOTAL RETURN FUND
                          NOTES TO FINANCIAL STATEMENTS
         SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

1. ORGANIZATION. Pearl Total Return Fund (the "Fund") is a series of Pearl Mutual Funds, a Massachusetts business trust (the "Trust") registered under the Investment Company Act of 1940 and is a diversified, no-load, open-end management investment company (mutual fund). Prior to July 2, 2001, the Fund was separately registered under the name Mutual Selection Fund, Inc.

     The Fund's investments are limited to: (1) shares of mutual funds (open-end funds) that the Fund can buy no-load (with no applicable sales load or redemption fee); (2) shares of "low-load" mutual funds (open-end funds) that the Fund can buy with a sales load or redemption fee that together do not exceed 2% of the purchase price (however, the Fund expects that substantially all of its investments in mutual funds will be on a no-load basis); (3) closed-end fund shares with a sales commission or sales load that does not exceed 2% of the purchase price (although the Fund has never invested in closed-end funds); and (4) cash and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates. (a) Investments in shares of other mutual funds are valued at the net asset value as reported by each mutual fund. (b) Securities transactions are accounted for on the trade date. (c) Dividend income and the Fund's distributions to its shareholders are recorded on the ex-dividend date. (d) Gains or losses on sales of investments and unrealized appreciation or depreciation of investments are determined on the basis of average cost.

     The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective January 1, 2001.

3. INCOME TAXES. It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make all necessary distributions of net investment income and realized gains so that the Fund will not be required to pay any federal or state income taxes. Therefore, the Fund makes no provision for income taxes. As of December 31, 2001, the Fund had a capital loss carry-forward of $46,105 that is available to reduce future capital gains through December 31, 2009.

     Cost for federal income tax purposes is $45,126,723, including the amounts of all reinvested dividends and distributions, as of June 30, 2002; the aggregate gross unrealized appreciation is $1,546,025; and the aggregate gross unrealized depreciation is ($1,150,801); resulting in net unrealized appreciation of $395,224.

4. INVESTMENT TRANSACTIONS. The Fund's costs of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $11,597,692 and $13,340,043, respectively, for the first half of 2002. Purchases include reinvestments of dividends and distributions.

5. INVESTMENT MANAGER; EXPENSES. Pearl Management Company (previously named Mutual Selection Management Company) is the Fund's investment manager (the "Manager"). The Investment Advisory Agreement which was effective through July 1, 2001, required the Manager to furnish investment advice and supervision, statistical and research services, and a complete program for management of the Fund's assets; assist the Fund in executing purchases and sales; provide office space for the Fund; and pay the Fund's sales and promotion expenses and compensation of the Fund's executives.

     Under the Investment Advisory Agreement, the Fund paid the Manager a fee at the annual rate of 0.81% of the Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.72% of the Fund's net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.48% of the Fund's net assets in excess of $100,000,000.

                             PEARL TOTAL RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)
         SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

     As of July 2, 2001, when the reorganization of the Fund into a separate series of the Trust became effective, the Investment Advisory Agreement was replaced by an Investment Management Agreement and Administrative Services Agreement. These agreements designate Pearl Management Company as the Fund's Manager. The Manager has supervisory responsibility for the general management and investment of the Fund's assets, including the decisions to buy and sell securities. The Manager provides personnel and office space for the Fund and pays all expenses of marketing the Fund's shares. Effective July 2, 2001, the Manager's combined fees are at the annual rate of 0.86% of the Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.77% of the Fund's net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.53% of the Fund's net assets in excess of $100,000,000.

     The Fund's expenses are limited by contract with the Manager. Through April 30, 2002, the Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) cannot exceed 0.96% of the Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.90% of the Fund's average net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.78% of the Fund's average net assets in excess of $100,000,000. Effective May 1, 2002, the Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) cannot exceed 0.98% of the Fund's average net assets up to $100,000,000 (computed at the beginning of each month) and 0.78% of the Fund's average net assets in excess of $100,000,000. The Manager reimburses all the Fund's operating expenses beyond this limit. For the first half of 2002 expenses totaling $77,490 were reimbursed by the Manager. The Fund remains liable to the Manager for a cumulative net total of $270,832 reimbursed expenses which are to be repaid by the Fund in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover reimbursed expenses. The Manager has waived any right to recover any reimbursed expenses incurred before 2001, except for $5,265.

     The Manager has agreed to continue the expense limit at least through December 31, 2007.

     The Manager and its Officers, Trustees, and shareholders, as a group, owned 7.60% of the Fund's outstanding shares as of June 30, 2002. Entities affiliated with one or more Officers and Trustees of the Manager owned 88.86% of the Fund's outstanding shares as of June 30, 2002.

6. COMPENSATION. The Officers and one Trustee (David M. Stanley) of the Fund are also Officers of the Manager; they are paid by the Manager and receive no compensation from the Fund. The Fund's six Trustees who are not affiliated with the Manager are John W. Axel, Jeffrey R. Boeyink, Douglas
     B. Coder, Dr. David N. De Jong, David L. Evans, and Robert W. Toborg. They received from the Fund Trustees' fees of $14,614 for the first half of 2002 and $29,543 for 2001. Robert W. Toborg retired as a Trustee effective May 1, 2002.

7. DISTRIBUTIONS. On January 31, 2002 the Fund paid an income dividend of $.1199 per share from 2001 net investment income, to shareholders of record on December 31, 2001. On January 25, 2001 the Fund paid an income dividend of $.6904 per share from 2000 net investment income, a short-term capital gains distribution of $.4851 per share from 2000 realized short-term capital gains, and a long-term capital gains distribution of $.6346 per share from 2000 realized long-term capital gains, to shareholders of record on December 31, 2000. For shareholders reinvesting dividends and distributions, each reinvestment date was the same as the record date.

                                                                                   PEARL TOTAL RETURN FUND
                                                                                    FINANCIAL HIGHLIGHTS

                                          Six Months
SELECTED PER-SHARE DATA                     Ended
 derived from the                          June 30,                                                        Year ended December 31,
                                          ----------    ---------------------------------------------------------------------------
 financial statements:                       2002             2001        2000         1999         1998          1997        1996

Net asset value,
  beginning of period .................   $    10.75    $    10.54  $    12.16   $    10.45   $    11.23   $     10.94  $    10.15
                                          ----------    ----------  ----------   ----------   ----------   -----------  ----------

Income from Investment
 Operations

Net investment income (loss) ..........        (0.02)         0.12        0.69         0.45         0.23          0.42        0.20

Net realized and unrealized
 gains (losses) on investments ........         0.14          0.21       (0.50)        2.37         0.29          1.19        1.24
                                          ----------    ----------  ----------   ----------   ----------   -----------  ----------
Total investment operations ...........         0.12          0.33        0.19         2.82         0.52          1.61       1.44
                                          ----------    ----------  ----------   ----------   ----------   -----------  ----------
Less Distributions (Note 7, page 16)

Dividends from net
 investment income ....................         None         (0.12)      (0.69)       (0.45)       (0.23)        (0.42)      (0.20)
Distributions from net
 realized capital gains
 on investments .......................         None          None       (1.12)       (0.66)       (1.07)        (0.90)      (0.45)
                                          ----------    ----------  ----------   ----------   ----------   -----------  ----------
Total distributions ...................         None         (0.12)      (1.81)       (1.11)       (1.30)        (1.32)      (0.65)
                                          ----------    ----------  ----------   ----------   ----------   -----------  ----------

Net asset value,
 end of period ........................   $    10.87    $    10.75  $    10.54   $    12.16   $    10.45   $     11.23  $    10.94
                                          ==========    ==========  ==========   ==========   ==========   ===========  ==========

Total Return ..........................         1.12%         3.13%       1.56%       26.99%        4.60%        14.75%      14.19%
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
 (thousands of dollars) ...............       45,781        46,807      58,875       59,603       48,752        46,662      32,910
Ratio of net expenses to
 average net assets ...................        0.96%*         0.94%       0.93%        0.92%        0.94%         0.93%       0.95%
Ratio of gross expenses to
 average net assets ...................        1.29%*         1.29%       1.05%        0.92%        0.94%         0.93%       0.95%
Ratio of net investment
 income to average net assets .........      (0.32%)*         0.95%       5.62%        3.85%        1.94%         3.82%       1.87%
Ratio of investment income less
 gross expenses to average net assets        (0.65%)*         0.61%       5.50%        3.91%        2.00%         3.86%       1.91%
Portfolio turnover (excluding
 money market mutual funds) ...........          50%*           50%         78%          85%          79%           55%         78%

                                                                                   PEARL TOTAL RETURN FUND
                                                                                    FINANCIAL HIGHLIGHTS


SELECTED PER-SHARE DATA
 derived from the
                                         ---------------------------------------------------
 financial statements:                           1995         1994         1993         1992

Net asset value,
  beginning of period .................    $     9.13   $     9.87   $     9.11   $     8.69
                                           ----------   ----------   ----------   ----------

Income from Investment
 Operations

Net investment income (loss) ..........          0.26         0.26         0.22         0.26

Net realized and unrealized
 gains (losses) on investments ........          1.67        (0.58)        0.99         0.42
                                           ----------   ----------   ----------   ----------
Total investment operations ...........          1.93        (0.32)        1.21         0.68
                                           ----------   ----------   ----------   ----------
Less Distributions (Note 7, page 16)

Dividends from net
 investment income ....................         (0.26)       (0.26)       (0.22)       (0.26)
Distributions from net
 realized capital gains
 on investments .......................         (0.65)       (0.16)       (0.23)        None
                                           ----------   ----------   ----------   ----------
Total distributions ...................         (0.91)       (0.42)       (0.45)       (0.26)
                                           ----------   ----------   ----------   ----------

Net asset value,
 end of period ........................    $    10.15   $     9.13   $     9.87   $     9.11
                                           ==========   ==========   ==========   ==========

Total Return ..........................         21.13%       (3.19%)      13.27%        7.80%
============================================================================================

--------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
 (thousands of dollars) ...............        25,623        7,557        4,409        1,842
Ratio of net expenses to
 average net assets ...................          1.06%        1.48%        1.38%        1.49%
Ratio of gross expenses to
 average net assets ...................          1.06%        1.48%        1.38%        2.04%
Ratio of net investment
 income to average net assets .........          4.52%        3.09%        4.19%        2.96%
Ratio of investment income less
 gross expenses to average net assets            4.59%        3.26%        3.85%        2.41%
Portfolio turnover (excluding
 money market mutual funds) ...........           102%          87%          71%          19%

                       See notes to financial statements.

* Annualized

                          PEARL AGGRESSIVE GROWTH FUND
                             STATEMENT OF NET ASSETS
                                  June 30, 2002

ASSETS:

  INVESTMENTS in mutual funds, all common                                                            % of
  stocks of unaffiliated issuers:                                                     Shares          net             Market
                                                                                      owned         assets            value
                                                                                    ----------   ------------      -------------
   Equity mutual funds:
     Bogle Small Cap Growth Fund, Institutional Class ..........................     111,385          13.13%      $  2,265,580
     Bridgeway Aggressive Investors 1 Fund......................................      24,133           5.11%           881,106
     Dreyfus Emerging Markets Fund .............................................     179,446          12.65%         2,182,069
     Driehaus International Discovery Fund .....................................      85,237          11.15%         1,924,645
     FMI Focus Fund ............................................................      54,982           8.61%         1,486,162
     Needham Growth Fund .......................................................      12,180            1.6%           276,358
     Nicholas Applegate International Growth Opportunities Fund, Class I .......      61,249           7.88%         1,359,108
     Oakmark Global Fund, Class I ..............................................      80,131           6.38%         1,100,197
     Oakmark International Small Cap Fund, Class I .............................     125,334            9.5%         1,639,372
     Wasatch Micro Cap Fund ....................................................     343,230          12.35%         2,131,460
     Wasatch Small Cap Value Fund ..............................................     446,809          11.55%         1,992,767
                                                                                                ------------      -------------

                       TOTAL EQUITY MUTUAL FUNDS................................                      99.91%        17,238,824
                                                                                                ------------      -------------

   Money market mutual fund:
     Vanguard Money Market Prime ...............................................       6,285           0.04%             6,285
                                                                                                ------------      -------------

     TOTAL INVESTMENTS (cost $17,351,685, including
     reinvested dividends and distributions) ...................................                      99.95%        17,245,109

  Cash .........................................................................                       0.14%            23,746
  Accrued interest on bank account .............................................                       0.00%                33
                                                                                                ------------      -------------

                       TOTAL ASSETS.............................................                     100.09%        17,268,888
                                                                                                ------------      -------------
LIABILITIES:

  Investment manager's fees payable (Note 5, pages 21 and 22) ..................                        .08%            13,113
  Payable to manager for expenses (Note 5, pages 21 and 22) ....................                       0.01%             1,830
  Other liabilities.............................................................                       0.00%                58
                                                                                                ------------       ------------

                       TOTAL LIABILITIES........................................                       0.09%            15,001
                                                                                                ------------      -------------

NET ASSETS, applicable to 1,774,282 outstanding shares of
 beneficial interest (no par value); unlimited shares authorized ...............                     100.00%      $ 17,253,887
                                                                                                ============      =============

    NET ASSET VALUE -- OFFERING AND
        REDEMPTION PRICE PER SHARE .............................................                                  $       9.72
                                                                                                                  =============

NET ASSETS CONSIST OF:
   Capital......................................................................                                  $ 17,710,172
   Accumulated undistributed net investment income (loss) ......................                                       (82,646)
   Accumulated net realized losses .............................................                                      (267,063)
   Net unrealized depreciation in value of investments..........................                                      (106,576)
                                                                                                                  -------------
                       TOTAL NET ASSETS.........................................                                  $ 17,253,887
                                                                                                                  =============

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2002

INVESTMENT INCOME (LOSS):

   Income:
      Dividends ................................................................        $      56
      Interest on bank account .................................................              447
                                                                                   ---------------

                TOTAL INVESTMENT INCOME ........................................              503

   Expenses, current year (Note 5, pages 21 and 22):
      Auditors' services .......................................................            8,398
      Custodian fees ...........................................................              857
      Data processing ..........................................................              593
      Trustees' fees (Note 6, page 22) .........................................            5,386
      Registration fees ........................................................            3,610
      Insurance ................................................................            6,780
      Investment management and
        administrative services fees (Note 5, pages 21 and 22) .................           73,938
      Legal services ...........................................................           14,973
      Meetings .................................................................              518
      Other ....................................................................              257
                                                                                   ---------------

                TOTAL EXPENSES BEFORE REIMBURSEMENT ............................          115,310

    Expenses reimbursed by investment manager (Note 5, pages 21 and 22) ........          (32,161)
                                                                                   ---------------

                    TOTAL EXPENSES .............................................           83,149
                                                                                   --------------

                    NET INVESTMENT INCOME (LOSS) ...............................          (82,646)
                                                                                   ---------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:

  Net realized losses from investments (securities of unaffiliated issuers).....         (267,121)

  Change in net unrealized depreciation of investments .........................          (10,798)
                                                                                   ---------------

     NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .........................         (277,919)
                                                                                   ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................        ($360,565)
                                                                                   ===============

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          Period July 2, 2001
                                                                                    Six Months Ended       (inception) through
INCREASE (DECREASE) IN NET ASSETS:                                                    June 30, 2002         December 31, 2001
                                                                                   ------------------    ----------------------
FROM OPERATIONS:

    Net investment income (loss) ........................................                    (82,646)                   97,929

    Net realized gains (losses) on investments ..........................                   (267,121)                  152,267

    Change in net unrealized depreciation net of investments ............                    (10,798)                  (95,778)
                                                                                   -----------------     ---------------------

           NET INCREASE (DECREASE) IN NET ASSETS RESULTING
                 FROM OPERATIONS ........................................                   (360,565)                  154,418
                                                                                   -----------------     ---------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 7, page 22):

    Dividends from net investment income ................................                          0                   (97,929)
    Distributions from net realized gains ...............................                          0                  (152,267)
                                                                                   -----------------     ---------------------

           DECREASE IN NET ASSETS DUE TO DISTRIBUTIONS ..................                          0                  (250,196)
                                                                                   -----------------     ---------------------

FROM CAPITAL SHARES TRANSACTIONS:

    Proceeds received for shares sold (173,845 and 1,575,659 shares) ....                  1,773,678                15,691,275

    Net asset value of shares (0 and 25,258 shares) issued
       in reinvestment of distributions .................................                          0                   250,138

    Paid on redemption of shares (480 and 0 shares),
       including exchanges into Pearl Total Return Fund .................                     (4,861)                        0
                                                                                   -----------------     ---------------------

           INCREASE IN NET ASSETS FROM CAPITAL
              SHARES TRANSACTIONS:
                  (net increase of 173,365 and 1,600,917 shares) ........                  1,768,817                15,941,413
                                                                                   -----------------     ---------------------

TOTAL INCREASE  IN NET ASSETS ...........................................                  1,408,252                15,845,635

NET ASSETS:

    Beginning of period .................................................                 15,845,635                         0
                                                                                   -----------------     ---------------------

    End of period (including accumulated undistributed net investment
       income (loss) ($82,646) and $0, respectively .....................                 17,253,887                15,845,635
                                                                                   =================     =====================

                       See notes to financial statements.

                          PEARL AGGRESSIVE GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
   SIX MONTHS ENDED JUNE 30, 2002 AND PERIOD JULY 2, 2001 (INCEPTION) THROUGH
                               DECEMBER 31, 2001

1. ORGANIZATION. Pearl Aggressive Growth Fund (the "Fund") is a series of Pearl Mutual Funds, a Massachusetts business trust (the "Trust") registered under the Investment Company Act of 1940 and is a diversified, no-load, open-end management investment company (mutual fund).

     The Fund's investments are limited to: (1) shares of mutual funds (open-end funds) that the Fund can buy no-load (with no applicable sales load or redemption fee); (2) shares of "low-load" mutual funds (open-end funds) that the Fund can buy with a sales load or redemption fee that together do not exceed 2% of the purchase price (however, the Fund expects that substantially all of its investments in mutual funds will be on a no-load basis); (3) closed-end fund shares with a sales commission or sales load that does not exceed 2% of the purchase price (although the Fund has never invested in closed-end funds); and (4) cash and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates. (a) Investments in shares of other mutual funds are valued at the net asset value as reported by each mutual fund. (b) Securities transactions are accounted for on the trade date. (c) Dividend income and the Fund's distributions to its shareholders are recorded on the ex-dividend date. (d) Gains or losses on sales of investments and unrealized appreciation or depreciation of investments are determined on the basis of average cost.

     The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective January 1, 2001.

3. INCOME TAXES. It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make all necessary distributions of net investment income and realized gains so that the Fund will not be required to pay any federal or state income taxes. Therefore, the Fund makes no provision for income taxes.

     Cost for federal income tax purposes is $17,351,685, including the amounts of all reinvested dividends and distributions, as of June 30, 2002; the aggregate gross unrealized appreciation is $404,278; and the aggregate gross unrealized depreciation is ($510,854); resulting in net unrealized depreciation of ($106,576).

4. INVESTMENT TRANSACTIONS. The Fund's costs of purchases and proceeds of sales of investment securities (excluding money market mutual funds) were $6,099,209 and $4,987,854, respectively, for the first half of 2002. Purchases include reinvestments of dividends and distributions.

5. INVESTMENT MANAGER; EXPENSES. Pearl Management Company (previously named Mutual Selection Management Company) is the Fund's investment manager (the "Manager") in accordance with an Investment Management Agreement and Administrative Services Agreement. The Manager has supervisory responsibility for the general management and investment of the Fund's assets, including the decisions to buy and sell securities. The Manager provides personnel and office space for the Fund and pays all expenses of marketing the Fund's shares. The Fund pays the Manager's combined fees at the annual rate of 0.86% of the Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.77% of the Fund's net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.53% of the Fund's net assets in excess of $100,000,000.

                          PEARL AGGRESSIVE GROWTH FUND

   SIX MONTHS ENDED JUNE 30, 2002 AND PERIOD JULY 2, 2001 (INCEPTION) THROUGH
                               DECEMBER 31, 2001

     The Fund's expenses are limited by contract with the Manager. Through April 30, 2002, the Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) cannot exceed 0.96% of the Fund's average net assets up to $30,000,000 (computed at the beginning of each month); 0.90% of the Fund's average net assets in excess of $30,000,000 and not exceeding $100,000,000; and 0.78% of the Fund's average net assets in excess of $100,000,000. Effective May 1, 2002, the Fund's total operating expenses in any year (including the Manager's fees but excluding interest, taxes, expenses for purchase or sale of investments, and extraordinary expenses) cannot exceed 0.98% of the Fund's average net assets up to $100,000,000 (computed at the beginning of each month) and 0.78% of the Fund's average net assets in excess of $100,000,000. The Manager reimburses all the Fund's operating expenses beyond this limit. For the first half of 2002 expenses totaling $32,161 were reimbursed by the Manager. The Fund remains liable to the Manager for a cumulative net total of $90,973 reimbursed expenses which are to be repaid by the Fund in the future, subject to the annual expense limit and a five year period in which the Manager has the right to recover reimbursed expenses.

     The Manager has agreed to continue the expense limit at least through December 31, 2007.

     The Manager and its Officers, Trustees, and shareholders, as a group, owned 7.52% of the Fund's outstanding shares as of June 30, 2002. Entities affiliated with one or more Officers and Trustees of the Manager owned 93.38% of the Fund's outstanding shares as of June 30, 2002.

6. COMPENSATION. The Officers and one Trustee (David M. Stanley) of the Fund are also Officers of the Manager; they are paid by the Manager and receive no compensation from the Fund. The Fund's six Trustees who are not affiliated with the Manager are John W. Axel, Jeffrey R. Boeyink, Douglas
     B. Coder, Dr. David N. De Jong, David L. Evans, and Robert W. Toborg. They received from the Fund Trustees' fees of $5,386 for the first half of 2002 and $7,457 for 2001. Robert W. Toborg retired as a Trustee effective May 1, 2002.

7. DISTRIBUTIONS. On January 31, 2002 the Fund paid an income dividend of $.0621 per share from 2001 net investment income and a long-term capital gains distribution of $.0966 per share from 2001 realized long-term capital gains, to shareholders of record on December 31, 2001. For shareholders reinvesting dividends and distributions, each reinvestment date was the same as the record date.

                          PEARL AGGRESSIVE GROWTH FUND
                              FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA                                 Six Months      Period July 2, 2001
 derived from the                                         Ended        (inception) through
 financial statements:                                June 30, 2002     December 31, 2001
                                                      -------------    --------------------
Net asset value,
  beginning of period.............................        $9.90                  $10.00
                                                      -------------    --------------------

Income from Investment
 Operations

Net investment income (loss)......................        (0.05)                   0.06
Net realized and unrealized
 gains (losses) on investments....................        (0.13)                   0.00
                                                      -------------------------------------

Total investment operations.......................        (0.18)                   0.06
                                                      -------------    --------------------

Less Distributions (Note 7, page 22)

Dividends from net investment
 income...........................................          None                  (0.06)
Distributions from net
 realized capital gains                                     None
 on investments...................................                                (0.10)
                                                      -------------------------------------
Total distributions...............................          None                  (0.16)
                                                      -------------    --------------------

Net asset value,
 end of period....................................         $9.72                 $ 9.90
                                                      =====================================

Total Return......................................         (1.82%)                 0.60%
===========================================================================================

-------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
 (thousands of dollars)...........................         17,254                15,846
Ratio of net expenses to
 average net assets...............................          0.97% *                0.96% *
Ratio of gross expenses to
 average net assets...............................          1.35% *                2.07% *
Ratio of net investment income (loss)
 to average net assets............................         (0.96%)*                1.48% *
Ratio of investment income (loss) less gross
 expenses to average net assets...................         (1.34%)*                0.60% *
Portfolio turnover (excluding
 money market mutual funds).......................            58% *                  13% *

* Annualized

                       See notes to financial statements.